STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Income
Interest income		$ 52,063	$ 76,212
Miscellaneous		318,673	1,064,441
Revenues		370,736	1,140,653
Share of income (losses) from operating limited partnerships	[1]	18,806,644	15,114,264
Expenses and loss
Fund management fee		2,469,863	3,064,018
General and administrative expenses		780,422	475,546
Professional fees		823,805	584,535
Impairment loss		0	1,464,002
Operating expenses		4,074,090	5,588,101
NET INCOME (LOSS)		15,103,290	10,666,816
Net income (loss) allocated to general partner		151,033	106,668
Net income (loss) allocated to limited partners		$ 14,952,257	$ 10,560,148
Net income (loss) per BAC		$ 0.18	$ 0.13
Series Twenty [Member]
Income
Interest income		$ 441	$ 529
Miscellaneous		0	64
Revenues		441	593
Share of income (losses) from operating limited partnerships	[2]	138,000	0
Expenses and loss
Fund management fee		23,476	28,405
General and administrative expenses		35,102	20,033
Professional fees		14,542	18,826
Impairment loss		0	0
Operating expenses		73,120	67,264
NET INCOME (LOSS)		65,321	(66,671)
Net income (loss) allocated to general partner		653	(667)
Net income (loss) allocated to limited partners		$ 64,668	$ (66,004)
Net income (loss) per BAC		$ 0.02	$ (0.02)
Series Twenty One [Member]
Income
Interest income		$ 582	$ 856
Miscellaneous		859	859
Revenues		1,441	1,715
Share of income (losses) from operating limited partnerships	[3]	0	326,273
Expenses and loss
Fund management fee		8,821	21,102
General and administrative expenses		22,774	13,792
Professional fees		14,784	13,296
Impairment loss		0	0
Operating expenses		46,379	48,190
NET INCOME (LOSS)		(44,938)	279,798
Net income (loss) allocated to general partner		(449)	2,798
Net income (loss) allocated to limited partners		$ (44,489)	$ 277,000
Net income (loss) per BAC		$ (0.02)	$ 0.15
Series Twenty Two [Member]
Income
Interest income		$ 376	$ 304
Miscellaneous		0	433
Revenues		376	737
Share of income (losses) from operating limited partnerships	[4]	0	248,148
Expenses and loss
Fund management fee		28,108	36,899
General and administrative expenses		28,021	16,518
Professional fees		17,041	17,451
Impairment loss		0	0
Operating expenses		73,170	70,868
NET INCOME (LOSS)		(72,794)	178,017
Net income (loss) allocated to general partner		(728)	1,780
Net income (loss) allocated to limited partners		$ (72,066)	$ 176,237
Net income (loss) per BAC		$ (0.03)	$ 0.07
Series Twenty Three [Member]
Income
Interest income		$ 303	$ 483
Miscellaneous		0	3,243
Revenues		303	3,726
Share of income (losses) from operating limited partnerships	[5]	488,550	247,429
Expenses and loss
Fund management fee		32,282	43,489
General and administrative expenses		33,636	19,526
Professional fees		20,807	19,421
Impairment loss		0	0
Operating expenses		86,725	82,436
NET INCOME (LOSS)		402,128	168,719
Net income (loss) allocated to general partner		4,021	1,687
Net income (loss) allocated to limited partners		$ 398,107	$ 167,032
Net income (loss) per BAC		$ 0.12	$ 0.05
Series Twenty Four [Member]
Income
Interest income		$ 380	$ 1,870
Miscellaneous		6,026	87,251
Revenues		6,406	89,121
Share of income (losses) from operating limited partnerships	[6]	0	16,675
Expenses and loss
Fund management fee		40,285	44,494
General and administrative expenses		26,138	16,083
Professional fees		15,354	17,757
Impairment loss		0	0
Operating expenses		81,777	78,334
NET INCOME (LOSS)		(75,371)	27,462
Net income (loss) allocated to general partner		(754)	275
Net income (loss) allocated to limited partners		$ (74,617)	$ 27,187
Net income (loss) per BAC		$ (0.03)	$ 0.01
Series Twenty Five [Member]
Income
Interest income		$ 331	$ 7,340
Miscellaneous		10,178	10,178
Revenues		10,509	17,518
Share of income (losses) from operating limited partnerships	[7]	0	0
Expenses and loss
Fund management fee		16,376	16,376
General and administrative expenses		31,302	18,219
Professional fees		14,167	16,299
Impairment loss		0	0
Operating expenses		61,845	50,894
NET INCOME (LOSS)		(51,336)	(33,376)
Net income (loss) allocated to general partner		(513)	(334)
Net income (loss) allocated to limited partners		$ (50,823)	$ (33,042)
Net income (loss) per BAC		$ (0.02)	$ (0.01)
Series Twenty Six [Member]
Income
Interest income		$ 1,016	$ 4,316
Miscellaneous		6,176	5,412
Revenues		7,192	9,728
Share of income (losses) from operating limited partnerships	[8]	18,500	59,000
Expenses and loss
Fund management fee		87,735	82,137
General and administrative expenses		39,315	22,585
Professional fees		25,365	30,477
Impairment loss		0	0
Operating expenses		152,415	135,199
NET INCOME (LOSS)		(126,723)	(66,471)
Net income (loss) allocated to general partner		(1,267)	(665)
Net income (loss) allocated to limited partners		$ (125,456)	$ (65,806)
Net income (loss) per BAC		$ (0.03)	$ (0.02)
Series Twenty Seven [Member]
Income
Interest income		$ 9,157	$ 2,553
Miscellaneous		6,000	12,965
Revenues		15,157	15,518
Share of income (losses) from operating limited partnerships	[9]	3,016,000	0
Expenses and loss
Fund management fee		99,812	132,052
General and administrative expenses		25,464	16,464
Professional fees		230,717	19,029
Impairment loss		0	0
Operating expenses		355,993	167,545
NET INCOME (LOSS)		2,675,164	(152,027)
Net income (loss) allocated to general partner		26,752	(1,520)
Net income (loss) allocated to limited partners		$ 2,648,412	$ (150,507)
Net income (loss) per BAC		$ 1.08	$ (0.06)
Series Twenty Eight [Member]
Income
Interest income		$ 1,151	$ 13,092
Miscellaneous		7,976	14,489
Revenues		9,127	27,581
Share of income (losses) from operating limited partnerships	[10]	5,000	1,405,521
Expenses and loss
Fund management fee		21,679	87,298
General and administrative expenses		34,775	22,039
Professional fees		22,117	28,653
Impairment loss		0	0
Operating expenses		78,571	137,990
NET INCOME (LOSS)		(64,444)	1,295,112
Net income (loss) allocated to general partner		(644)	12,951
Net income (loss) allocated to limited partners		$ (63,800)	$ 1,282,161
Net income (loss) per BAC		$ (0.02)	$ 0.32
Series Twenty Nine [Member]
Income
Interest income		$ 749	$ 1,078
Miscellaneous		0	278,558
Revenues		749	279,636
Share of income (losses) from operating limited partnerships	[11]	0	199,000
Expenses and loss
Fund management fee		74,532	73,241
General and administrative expenses		35,610	20,428
Professional fees		64,404	29,850
Impairment loss		0	0
Operating expenses		174,546	123,519
NET INCOME (LOSS)		(173,797)	355,117
Net income (loss) allocated to general partner		(1,738)	3,551
Net income (loss) allocated to limited partners		$ (172,059)	$ 351,566
Net income (loss) per BAC		$ (0.04)	$ 0.09
Series Thirty [Member]
Income
Interest income		$ 637	$ 1,178
Miscellaneous		1,243	1,522
Revenues		1,880	2,700
Share of income (losses) from operating limited partnerships	[12]	0	273,454
Expenses and loss
Fund management fee		59,468	44,854
General and administrative expenses		25,835	15,954
Professional fees		20,428	23,788
Impairment loss		0	0
Operating expenses		105,731	84,596
NET INCOME (LOSS)		(103,851)	191,558
Net income (loss) allocated to general partner		(1,039)	1,916
Net income (loss) allocated to limited partners		$ (102,812)	$ 189,642
Net income (loss) per BAC		$ (0.04)	$ 0.07
Series Thirty One [Member]
Income
Interest income		$ 2,782	$ 3,356
Miscellaneous		590	592
Revenues		3,372	3,948
Share of income (losses) from operating limited partnerships	[13]	877,411	1,328,188
Expenses and loss
Fund management fee		121,262	138,043
General and administrative expenses		34,845	21,962
Professional fees		25,789	27,337
Impairment loss		0	0
Operating expenses		181,896	187,342
NET INCOME (LOSS)		698,887	1,144,794
Net income (loss) allocated to general partner		6,989	11,448
Net income (loss) allocated to limited partners		$ 691,898	$ 1,133,346
Net income (loss) per BAC		$ 0.16	$ 0.26
Series Thirty Two [Member]
Income
Interest income		$ 1,309	$ 1,415
Miscellaneous		4,300	16,550
Revenues		5,609	17,965
Share of income (losses) from operating limited partnerships	[14]	569,552	825,886
Expenses and loss
Fund management fee		144,806	184,876
General and administrative expenses		36,276	21,384
Professional fees		20,055	22,222
Impairment loss		0	0
Operating expenses		201,137	228,482
NET INCOME (LOSS)		374,024	615,369
Net income (loss) allocated to general partner		3,740	6,154
Net income (loss) allocated to limited partners		$ 370,284	$ 609,215
Net income (loss) per BAC		$ 0.08	$ 0.13
Series Thirty Three [Member]
Income
Interest income		$ 1,400	$ 2,172
Miscellaneous		1,800	8,953
Revenues		3,200	11,125
Share of income (losses) from operating limited partnerships	[15]	0	1,097,000
Expenses and loss
Fund management fee		56,922	52,507
General and administrative expenses		24,374	14,920
Professional fees		16,186	17,082
Impairment loss		0	0
Operating expenses		97,482	84,509
NET INCOME (LOSS)		(94,282)	1,023,616
Net income (loss) allocated to general partner		(943)	10,236
Net income (loss) allocated to limited partners		$ (93,339)	$ 1,013,380
Net income (loss) per BAC		$ (0.04)	$ 0.39
Series Thirty Four [Member]
Income
Interest income		$ 1,445	$ 18,192
Miscellaneous		15,442	91,875
Revenues		16,887	110,067
Share of income (losses) from operating limited partnerships	[16]	630,691	328,000
Expenses and loss
Fund management fee		41,426	83,189
General and administrative expenses		29,336	17,895
Professional fees		20,074	20,712
Impairment loss		0	0
Operating expenses		90,836	121,796
NET INCOME (LOSS)		556,742	316,271
Net income (loss) allocated to general partner		5,567	3,163
Net income (loss) allocated to limited partners		$ 551,175	$ 313,108
Net income (loss) per BAC		$ 0.16	$ 0.09
Series Thirty Five [Member]
Income
Interest income		$ 8,322	$ 2,723
Miscellaneous		4,893	18,972
Revenues		13,215	21,695
Share of income (losses) from operating limited partnerships	[17]	2,720,765	1,504,603
Expenses and loss
Fund management fee		43,447	116,442
General and administrative expenses		29,293	17,520
Professional fees		19,443	18,084
Impairment loss		0	0
Operating expenses		92,183	152,046
NET INCOME (LOSS)		2,641,797	1,374,252
Net income (loss) allocated to general partner		26,418	13,743
Net income (loss) allocated to limited partners		$ 2,615,379	$ 1,360,509
Net income (loss) per BAC		$ 0.8	$ 0.41
Series Thirty Six [Member]
Income
Interest income		$ 5,514	$ 1,073
Miscellaneous		6,425	19,215
Revenues		11,939	20,288
Share of income (losses) from operating limited partnerships	[18]	2,515,373	571,611
Expenses and loss
Fund management fee		4,670	116,517
General and administrative expenses		21,777	14,281
Professional fees		18,357	16,603
Impairment loss		0	0
Operating expenses		44,804	147,401
NET INCOME (LOSS)		2,482,508	444,498
Net income (loss) allocated to general partner		24,825	4,445
Net income (loss) allocated to limited partners		$ 2,457,683	$ 440,053
Net income (loss) per BAC		$ 1.17	$ 0.21
Series Thirty Seven [Member]
Income
Interest income		$ 3,535	$ 728
Miscellaneous		4,811	14,312
Revenues		8,346	15,040
Share of income (losses) from operating limited partnerships	[19]	2,349,732	0
Expenses and loss
Fund management fee		106,790	145,806
General and administrative expenses		22,977	14,502
Professional fees		15,269	15,806
Impairment loss		0	0
Operating expenses		145,036	176,114
NET INCOME (LOSS)		2,213,042	(161,074)
Net income (loss) allocated to general partner		22,130	(1,611)
Net income (loss) allocated to limited partners		$ 2,190,912	$ (159,463)
Net income (loss) per BAC		$ 0.88	$ (0.06)
Series Thirty Eight [Member]
Income
Interest income		$ 1,203	$ 425
Miscellaneous		85,146	51,982
Revenues		86,349	52,407
Share of income (losses) from operating limited partnerships	[20]	3,273,698	32,421
Expenses and loss
Fund management fee		103,420	143,708
General and administrative expenses		24,162	15,431
Professional fees		20,192	17,258
Impairment loss		0	0
Operating expenses		147,774	176,397
NET INCOME (LOSS)		3,212,273	(91,569)
Net income (loss) allocated to general partner		32,123	(916)
Net income (loss) allocated to limited partners		$ 3,180,150	$ (90,653)
Net income (loss) per BAC		$ 1.25	$ (0.04)
Series Thirty Nine [Member]
Income
Interest income		$ 663	$ 377
Miscellaneous		1,210	90,900
Revenues		1,873	91,277
Share of income (losses) from operating limited partnerships	[21]	1,645,989	102,774
Expenses and loss
Fund management fee		52,601	112,093
General and administrative expenses		21,423	14,201
Professional fees		19,307	18,307
Impairment loss		0	0
Operating expenses		93,331	144,601
NET INCOME (LOSS)		1,554,531	49,450
Net income (loss) allocated to general partner		15,545	494
Net income (loss) allocated to limited partners		$ 1,538,986	$ 48,956
Net income (loss) per BAC		$ 0.67	$ 0.02
Series Forty [Member]
Income
Interest income		$ 315	$ 185
Miscellaneous		0	11,167
Revenues		315	11,352
Share of income (losses) from operating limited partnerships	[22]	93,700	790,011
Expenses and loss
Fund management fee		126,039	180,377
General and administrative expenses		23,982	15,212
Professional fees		23,123	20,977
Impairment loss		0	0
Operating expenses		173,144	216,566
NET INCOME (LOSS)		(79,129)	584,797
Net income (loss) allocated to general partner		(791)	5,848
Net income (loss) allocated to limited partners		$ (78,338)	$ 578,949
Net income (loss) per BAC		$ (0.03)	$ 0.22
Series Forty One [Member]
Income
Interest income		$ 651	$ 728
Miscellaneous		42,406	75,255
Revenues		43,057	75,983
Share of income (losses) from operating limited partnerships	[23]	70,500	457,440
Expenses and loss
Fund management fee		196,640	184,568
General and administrative expenses		27,796	17,842
Professional fees		26,340	28,100
Impairment loss		0	0
Operating expenses		250,776	230,510
NET INCOME (LOSS)		(137,219)	302,913
Net income (loss) allocated to general partner		(1,372)	3,029
Net income (loss) allocated to limited partners		$ (135,847)	$ 299,884
Net income (loss) per BAC		$ (0.05)	$ 0.1
Series Forty Two [Member]
Income
Interest income		$ 4,004	$ 5,362
Miscellaneous		4,406	112,298
Revenues		8,410	117,660
Share of income (losses) from operating limited partnerships	[24]	0	3,214,695
Expenses and loss
Fund management fee		152,300	156,727
General and administrative expenses		26,109	16,599
Professional fees		29,190	25,867
Impairment loss		0	0
Operating expenses		207,599	199,193
NET INCOME (LOSS)		(199,189)	3,133,162
Net income (loss) allocated to general partner		(1,992)	31,332
Net income (loss) allocated to limited partners		$ (197,197)	$ 3,101,830
Net income (loss) per BAC		$ (0.07)	$ 1.13
Series Forty Three [Member]
Income
Interest income		$ 4,077	$ 4,813
Miscellaneous		1,759	66,760
Revenues		5,836	71,573
Share of income (losses) from operating limited partnerships	[25]	0	2,492,094
Expenses and loss
Fund management fee		190,024	193,844
General and administrative expenses		31,565	19,467
Professional fees		30,278	26,447
Impairment loss		0	0
Operating expenses		251,867	239,758
NET INCOME (LOSS)		(246,031)	2,323,909
Net income (loss) allocated to general partner		(2,460)	23,239
Net income (loss) allocated to limited partners		$ (243,571)	$ 2,300,670
Net income (loss) per BAC		$ (0.07)	$ 0.63
Series Forty Four [Member]
Income
Interest income		$ 36	$ 20
Miscellaneous		16,818	10,349
Revenues		16,854	10,369
Share of income (losses) from operating limited partnerships		0	(82,095)
Expenses and loss
Fund management fee		206,172	219,779
General and administrative expenses		25,049	14,871
Professional fees		17,150	16,664
Impairment loss		0	0
Operating expenses		248,371	251,314
NET INCOME (LOSS)		(231,517)	(323,040)
Net income (loss) allocated to general partner		(2,315)	(3,230)
Net income (loss) allocated to limited partners		$ (229,202)	$ (319,810)
Net income (loss) per BAC		$ (0.08)	$ (0.12)
Series Forty Five [Member]
Income
Interest income		$ 1,204	$ 405
Miscellaneous		53,785	41,174
Revenues		54,989	41,579
Share of income (losses) from operating limited partnerships		0	(169,344)
Expenses and loss
Fund management fee		223,161	206,958
General and administrative expenses		35,365	20,734
Professional fees		40,737	33,727
Impairment loss		0	661,498
Operating expenses		299,263	922,917
NET INCOME (LOSS)		(244,274)	(1,050,682)
Net income (loss) allocated to general partner		(2,443)	(10,507)
Net income (loss) allocated to limited partners		$ (241,831)	$ (1,040,175)
Net income (loss) per BAC		$ (0.06)	$ (0.26)
Series Forty Six [Member]
Income
Interest income		$ 480	$ 639
Miscellaneous		36,424	19,113
Revenues		36,904	19,752
Share of income (losses) from operating limited partnerships	[26]	393,183	(154,520)
Expenses and loss
Fund management fee		207,609	218,237
General and administrative expenses		28,121	17,084
Professional fees		22,589	24,495
Impairment loss		0	802,504
Operating expenses		258,319	1,062,320
NET INCOME (LOSS)		171,768	(1,197,088)
Net income (loss) allocated to general partner		1,718	(11,971)
Net income (loss) allocated to limited partners		$ 170,050	$ (1,185,117)
Net income (loss) per BAC		$ 0.06	$ (0.40)

[1]	Includes $18,806,644 and $15,520,223, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[2]	Includes $138,000 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[3]	Includes $- and $326,273, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[4]	Includes $- and $248,148, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[5]	Includes $488,550 and $247,429, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[6]	Includes $- and $16,675, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[7]	Includes $- and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[8]	Includes $18,500 and $59,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[9]	Includes $3,016,000 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[10]	Includes $5,000 and $1,405,521, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[11]	Includes $- and $199,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[12]	Includes $- and $273,454, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[13]	Includes $877,411 and $1,328,188, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[14]	Includes $569,552 and $825,886, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[15]	Includes $- and $1,097,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[16]	Includes $630,691 and $328,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[17]	Includes $2,720,765 and $1,504,603, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[18]	Includes $2,515,373 and $571,611, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[19]	Includes $2,349,732 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[20]	Includes $3,273,698 and $32,421, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[21]	Includes $1,645,989 and $102,774, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[22]	Includes $93,700 and $790,011, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[23]	Includes $70,500 and $457,440, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[24]	Includes $- and $3,214,695, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[25]	Includes $- and $2,492,094, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[26]	Includes $393,183 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.